Financial Liabilities - Schedule of Change in Financial Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Issues
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities, beginning balance	€ 33,920	€ 38,749
Cash received	1,746	561
Cash paid	(3,541)	(5,847)
Translation differences and exchange gains and losses	724	889
Financial updates	(1,623)	(444)
Other movements	42	12
Financial liabilities, ending balance	31,268	33,920
Promissory notes and commercial paper
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities, beginning balance	1,488	2,273
Cash received	7	53
Cash paid	(600)	(1,042)
Translation differences and exchange gains and losses	4	5
Financial updates	0	0
Other movements	0	199
Financial liabilities, ending balance	899	1,488
Loans and other payables
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities, beginning balance	4,693	4,535
Cash received	742	3,120
Cash paid	(1,802)	(3,178)
Translation differences and exchange gains and losses	55	(32)
Financial updates	(38)	80
Other movements	894	168
Financial liabilities, ending balance	€ 4,544	€ 4,693